Net loss per share (Tables)	12 Months Ended
Dec. 31, 2014
Net loss per share
Schedule of basic and diluted net loss per share

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Numerator:
Net loss	(1,729,473)	(49,899)	(4,996,358)
Series C Preferred Shares redemption value accretion	(1,587,454)	(2,435,366)	(7,957,640)
Net loss attributable to the holders of permanent equity securities	(3,316,927)	(2,485,265)	(12,953,998)
Numerator for basic net loss per share of permanent equity securities	(3,316,927)	(2,485,265)	(12,953,998)
Numerator for diluted net loss per share of permanent equity securities	(3,316,927)	(2,485,265)	(12,953,998)
Denominator:
Weighted average number of permanent equity securities — basic	1,523,639,783	1,694,495,048	2,419,668,247
Weighted average number of permanent equity securities — diluted	1,523,639,783	1,694,495,048	2,419,668,247
Basic net loss per share attributable to the holders of permanent equity securities	(2.18)	(1.47)	(5.35)
Diluted net loss per share attributable to the holders of permanent equity securities	(2.18)	(1.47)	(5.35)